Revenue from contracts with customer	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Accounting Policy
We measure revenue based on the consideration specified in the contracts with our customers, adjusted for any significant financing components, and excluding any taxes collected on behalf of third parties. We recognize revenue when we satisfy a performance obligation by transferring control over a good or service to our customer. We bill our customers for, and recognize as revenue, charges for shipping and handling costs.
Depending on the contract, we obtain a right to payment for our systems through a combination of either a reservation of a production slot or upon delivery of our systems, with the remaining portion upon final acceptance of our systems. Right to payment for our service and field options occurs upon shipment or completion of the service unless described otherwise. The payment is typically due 15-45 days after the aforementioned events. Our contracts typically include cancellation penalties that provide economic protection from the risk of customer cancellation. The costs related to our sales are recognized as cost of sales.
We generate revenue from the sale of integrated patterning solutions for the semiconductor industry, which mainly consist of systems, system-related options and upgrades, other holistic lithography solutions and customer services. The main portion of our net sales is derived from volume purchase agreements with our customers that have multiple performance obligations, which mainly include the sales of our systems, system-related options, installation, training and extended and enhanced warranties. In our volume purchase agreements we offer customers discounts in the normal course of sales negotiations. As part of these volume purchases agreements, we may also offer free goods or services and credits that can be used towards future purchases. Occasionally, systems, with the related extended and enhanced warranties, installation and training services, are ordered individually. Our sales agreements do not include a right of return for any reason other than not meeting the agreed upon specifications.
We account for individual goods and services as separate and distinct performance obligations, including the free or discounted goods or services, if a product or service is separately identifiable from other items and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
The consideration paid for our performance obligations is typically fixed. However, most of our volume purchase agreements with customers contain some component of variable consideration, typically dependent on the final volume of systems ordered by the customer or the system performance. Variable consideration is estimated at contract inception for each performance obligation based on communication with the customer to understand their requirements and roadmap. This is subsequently updated each quarter, using either the expected value method or most likely amount method, whichever is determined to best predict the consideration to be collected from the customer. Variable consideration is only included in the transaction price if it is considered probable that a significant revenue reversal will not occur.
In certain scenarios when entering into a volume purchase agreement, free goods or services are provided directly or through a voucher that can be used on future contracts. Consideration from the contract will be allocated to these performance obligations and revenue recognized when control transfers based on the nature of the goods or services provided.
Most of our contracts require our customers to pay a down payment on systems to be shipped. We do not record a significant financing component for down payments as the timing difference between when the consideration is paid and when the system is transferred to the customer arises from reasons other than financing.
The total consideration of the contract is allocated between all distinct performance obligations in the contract based on their standalone selling prices. The standalone selling prices are determined based on other standalone sales that are directly observable, when possible. However, for the majority of our performance obligations these are not available. If no directly observable evidence is available, the standalone selling price is determined using the adjusted market assessment approach, which requires judgment and is based on multiple factors including, but not limited to, historical pricing practices and discounting trends for products and services.
Options to buy goods or services in addition to the purchase commitment are assessed to determine if they provide a material right to the customer that they would not have received if they had not entered into this contract. Each option to buy additional goods or services provided at a discount from the standalone selling price is considered a material right. The discount offered from the standalone selling price will be allocated from the consideration of the other goods and services in the contract if it is determined the customer will exercise the option to buy, adjusted for the likelihood. Revenue will be recognized in line with the nature of the related goods or services. If it is subsequently determined the customer will not exercise the option to buy, or the option expires, revenue will be recognized.
Occasionally we enter into bill-and-hold transactions where we invoice a customer for a system that is ready for delivery but not shipped to the customer until a later date, based on customer’s request. Transfer of control is determined to have occurred only when there is a substantive reason for the arrangement, the system is separately identified as belonging to the customer, the good has been accepted by the customer and is ready for delivery, and we do not have the ability to direct the use of the system.
We generate revenue from lessor agreements, which we classify as a sales-type lease when the lease meets any of the following criteria at lease commencement:
–The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
–The lease grants the lessee an option to purchase the underlying asset, that the lessee is reasonably certain to exercise;
–The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease;
–The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; or
–The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
For sales-type leases where substantially all the risks and rewards incidental to ownership of an asset are transferred to the lessee, revenue is recognized at commencement of the lease. If material, the difference between the gross finance receivable and the present value of the minimum lease payments is initially recognized as unearned interest and presented as a deduction to the gross finance receivable. Interest income is recognized in the Consolidated Statements of Operations over the term of the lease contract using the effective interest method.
Leases that are not a sales-type lease are operating lease arrangements. If we have offered the customer an operating lease arrangement, the system is included in Property, plant and equipment upon commencement of the lease. Revenue from operating lease arrangements is recognized in the Consolidated Statements of Operations on a straight-line basis over the term of the lease contract.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
New systems (established technologies)	New systems sales include i-line, KrF, ArF, ArFi and EUV-related systems, along with the related factory options ordered with the base system, as well as metrology and inspection systems.
Prior to shipment, the majority of our systems undergo a Factory Acceptance Test (FAT) in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system meets its standard specifications and any additional technical and performance criteria agreed with the customer.
A system undergoing FAT, is shipped only after all contractual specifications are met or discrepancies from agreed upon specifications are waived and customer sign-off is received for delivery. Each system’s performance is re-tested through a Site Acceptance Test (SAT) after installation at the customer site. We have never failed to successfully complete installation of a system at a customer’s premises; therefore, acceptance at FAT is considered to be proven for established technologies with a history of successful customer acceptances at SAT (equal or better than FAT).
Transfer of control of a system undergoing a FAT, and recognition of revenue related to this system, will occur upon delivery of the system.
A system not undergoing a FAT or for which some of the testing in our factory is skipped (fast shipments), transfer of control of such a system and revenue recognition will occur upon customer acceptance of the system at SAT after installation is complete.
New system sales do not meet the requirements for over time revenue recognition because our customers do not simultaneously receive and consume the benefits provided by our performance, or control the asset throughout any stage of our production process, as well as the systems are considered to have alternative use.
Used systems	We have no repurchase commitments in our general sales terms and conditions, however we occasionally repurchase systems that we previously manufactured and sold, in order to refurbish and resell the system to a different customer. This repurchase decision is mainly driven by market demand expressed by other customers.
Transfer of control of a used system, and recognition of revenue, follow the same logic as for our “New systems (established technologies)”.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Field upgrades and options (system enhancements)	Field upgrades and options mainly relate to goods and services that are delivered for systems already installed in the customer factories. Certain upgrades require significant installation efforts, enhancing an asset the customer controls, therefore resulting in transfer of control over the period of installation, measured using the cost incurred method which is estimated using labor hours, as this best depicts the satisfaction of our obligation in transferring control. For the options and other upgrades for which the customer receives and consumes the benefit at the moment of delivery, the transfer of control and recognition of revenue will occur upon delivery.
As long as we are not able to make a reliable estimate of the total efforts needed to complete the upgrade, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or completion of the upgrade.
New product introduction	We sell new products and services, which are evolutions of our existing technologies. If installation is determined not to be a separate performance or if there is not a sufficient established history of acceptance on FAT, the product is determined to be a “new product introduction”.
New product introductions are typically newly developed options to be used within our systems. Transfer of control and revenue recognition for new product introductions occurs after successful installation and customer acceptance at SAT. Once there is an established history of successful installation and customer acceptance, revenue will be recognized consistent with other systems and goods after transfer of control.
Installation	Installation is provided within the selling price of a system. Installation is considered to be distinct as it does not significantly modify the system being purchased and the customer or a third party could be capable of performing the installation themselves, if desired. Transfer of control takes place over the period of installation from delivery through SAT, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Installation is not considered to be distinct when recognition of revenue related to a system occurs upon customer acceptance of the system at SAT after installation is complete.
Warranties
We provide standard warranty coverage on our systems for 12 months, providing labor and non-consumable parts necessary to repair our systems during these warranty periods. These standard warranties cannot be purchased and do not provide a service in addition to the general assurance the system will perform as promised. As a result, no revenue is allocated to these standard warranties.

Both the extended and enhanced warranties on our systems are accounted for as a separate performance obligation, with transfer of control taking place over the warranty period, measured on a straight-line basis, as this is a stand-ready obligation.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Time-based licenses and related service	Time-based licenses relate to software licenses and the related service which are sold for a period of time. The licenses and the related service are not considered to be individually distinct as the support services are integral to the customer’s ability to continue to use the software license in the rapidly changing technological environment. The transfer of control takes place over the license term, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Payments are generally made in installments throughout the license term.
Application projects	Application projects are node transition and consulting projects which at times may be provided as free service within a volume purchase agreement. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of these kind of services.
Service contracts	Service contracts are entered into with our customers to support our systems used in their ongoing operations during the systems life cycle, typically in the form of full-service agreements, limited manpower agreements, other labor agreements, parts availability or parts usage agreements. These services are for a specified period of time and typically have a fixed price. Control transfers over this period of time, measured on a straight-line basis, as these are stand-ready obligations. For service contracts where the price is not fixed, the transaction price has a variable component that is based on the performance of the system.
Billable parts and labor	Billable labor represents maintenance services to our systems installed in the customer’s factories while in operation, through purchase orders from our customer. Control over these services is transferred to the customer upon receipt of customer sign-off.
Billable parts represent spare parts including optical components relating to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Billable parts can be:
–Sold as direct spare parts, for which control transfers point in time upon delivery; or
–Sold as part of maintenance services, where control transfers point in time upon receipt of customer sign-off.
Field projects (relocations)	Field projects represent mainly relocation services. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of our service.
OnPulse Maintenance	OnPulse maintenance services are provided over a specified period of time on our light source systems. Payment is determined by the number of pulses counted from each light source system, which is variable. Invoicing is monthly based on the pulses counted. Revenue is recognized in line with invoicing using the practical expedient in ASC 606-10-55-18.
Disaggregation of revenue
Our revenue from contracts with customers, on a disaggregated basis, aligns with our reportable segment disclosures with the addition of disaggregation of net system sales per technology and per end-use.
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions
2022
EUV	40	7,045.3
ArFi	81	5,236.5
ArF dry	28	623.7
KrF	151	1,653.7
I-line	45	211.5
Metrology & Inspection	216	659.6
Total	561	15,430.3

2021
EUV	42	6,284.0
ArFi	81	4,959.6
ArF dry	22	431.9
KrF	131	1,321.3
I-line	33	142.3
Metrology & Inspection	196	513.7
Total	505	13,652.8

2020
EUV	31	4,463.8
ArFi	68	3,917.0
ArF dry	22	427.0
KrF	103	1,012.3
I-line	34	146.4
Metrology & Inspection	137	350.1
Total	395	10,316.6
Net system sales per end-use were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions
2022
Logic	357	9,977.6
Memory	204	5,452.7
Total	561	15,430.3

2021
Logic	327	9,588.5
Memory	178	4,064.3
Total	505	13,652.8

2020
Logic	260	7,393.0
Memory	135	2,923.6
Total	395	10,316.6
Contract assets and liabilities
The contract assets relate to our right to a consideration in exchange for goods or services delivered, when that right is conditional on something other than the passage of time. The contract assets are transferred to the receivables when the receivables become unconditional. The contract liabilities primarily relate to remaining performance obligations for which consideration has been received for systems not yet recognized in revenue, as well as deferred revenue from system shipments, based on the allocation of the consideration to the related performance obligations in the contract.
The majority of our customer contracts result in both asset and liability positions. At the end of each reporting period, these positions are netted on a contract basis and presented as either an asset or a liability in the Consolidated Balance Sheets. Consequently, a contract balance can change between periods from a net contract asset balance to a net contract liability balance in the balance sheet.
Significant changes in the contract assets and the contract liabilities balances during the periods are as follows.

Year ended December 31 (€, in millions)	2021		2022
	Contract Assets	Contract Liabilities	Contract Assets	Contract Liabilities
Balance at beginning of the year	119.2	5,594.1	164.6	11,160.9
Transferred from contract assets to accounts receivables	(268.2)	—	(393.4)	—
Revenue recognized during the year ending in contract assets	199.7	—	116.5	—
Revenue recognized that was included in contract liabilities	—	(3,767.0)	—	(6,326.6)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	—	39.7	—	(118.0)
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	—	9,180.2	—	12,790.4
Transfer between contract assets and liabilities	113.9	113.9	244.2	244.2
Total	164.6	11,160.9	131.9	17,750.9
The increase in the net contract liabilities to €17.6 billion as of December 31, 2022 compared to €11.0 billion as of December 31, 2021 is mainly driven by the recognition of down payments for systems which will be shipped in the future, and consideration received for fast shipment systems that have been delivered, but for which revenue has not yet been recognized. Cumulative catch-up adjustments recognized in our current year revenue are due to updated estimates for system volume, discounts and credits included in our volume purchase agreements.
Remaining performance obligations
Our customers generally commit to purchase systems, service, or field options through separate sales orders and service contracts. Typically the terms and conditions of these sales orders come from volume purchase agreements with our customers which can cover up to 5 years. The revenues for each committed performance obligation are estimated based on the terms and conditions agreed through the volume purchase agreements.
When revenues will be recognized is mainly dependent on when systems are delivered or installed, as well as when service projects and field upgrades are performed and completed. All of which is estimated based on contract terms and communication with our customers, including the customer facility readiness to take delivery of our goods or services. The volume purchase agreements may be subject to modifications, impacting the amount and timing of revenue recognition for the anticipated revenues.
As of December 31, 2022, the remaining performance obligations amount to €45.4 billion (December 31, 2021: €28.9 billion). We estimate that 56% (December 31, 2021: 61%) of these anticipated revenues will be recognized during the next 12 months. The remaining anticipated revenues mainly include orders related to EUV systems and our next-generation EUV platform, High-NA, which are expected to be recognized in revenue in 2024 or later.